EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Changes in Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1,	$ 4,513
Expected return	119	$ 22	$ (12)
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004.	(7)	5	(10)
Balance at December 31,	4,763	4,513
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1,	4,513	4,638
Expected return	127	121
Contributions by employer	227	311
Benefits paid	(586)	(522)
Demographic assumptions	1	1
Financial assumptions	1
Past Experience	(11)	(100)
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004.	7	(5)
Currency exchange	484	69
Balance at December 31,	$ 4,763	$ 4,513	$ 4,638